Other Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Related Party Transactions [Abstract]
Other Related Party Transactions

NOTE 11 – OTHER RELATED PARTY TRANSACTIONS

In addition to the shares of Series E and Series E-1 Preferred Stock and notes issued to Jackson, the following are other related party transactions:

Board and Committee Members

The Company had the following activity with its Board and Committee Members:

	Q3 2020				Q3 2019
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$19	2,800	$2	$3	$19	1,400	$2	$8
Jeff Grout	19	2,800	2	3	19	1,400	2	8
Nick Florio	19	2,800	2	3	19	1,400	2	8
Alicia Barker	—	2,800	2	1	—	1,400	2	1

	$57	11,200	$8	$10	$57	5,600	$8	$25

	Q3 2020 YTD				Q3 2019 YTD
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$56	4,200	$3	$10	$56	4,200	$7	$23
Jeff Grout	56	4,200	3	10	56	4,200	7	23
Nick Florio	56	4,200	3	10	56	4,200	7	23
Alicia Barker		4,200	3	4	-	4,200	7	3
	$169	16,800	$12	$34	$168	16,800	$28	$72

NOTE 16 – RELATED PARTY TRANSACTIONS

In addition to the Series A Preferred Shares and notes and warrants issued to Jackson, the following are other related party transactions:

Board and Committee Members

	Fiscal 2019
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	5,600	$8	$30
Jeff Grout	75	5,600	8	30
Nick Florio	75	5,600	8	30
Alicia Barker	-	5,600	8	4
	$225	22,400	$32	$94

	Fiscal 2018
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	5,600	$12	$68
Jeff Grout	75	5,600	12	70
Nick Florio	75	5,600	12	69
Alicia Barker	19	4,200	7	1
	$244	21,000	$43	$208

Appointment of Officers

On March 28, 2018, the Company appointed Alicia Barker to fill the Class II director vacancy created by the departure of Mr. Briand earlier in the year, such appointment was effective April 1, 2018. Ms. Barker joined the company’s board of directors as an independent director and serves on the Board’s Compensation and Human Resources Committee and on the Nominating and Corporate Governance Committee.

Effective July 1, 2018, the Company entered into an Employment Agreement with Alicia Barker that appointed her as the Company’s Chief Operating Officer. Ms. Barker will continue as a member of the Company’s board of directors, but effective with her appointment will no longer be a member of any Board committee, nor an independent member of the Board, bringing the number of independent directors to three of five Board members.